Schedule of Antidilutive Securities Excluded From Computation of Net Loss Per Common Share (Details) - Titan Pharmaceuticals Inc [Member] - shares shares in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of weighted-average anti-dilutive common shares	1,510	949	1,539	932	1,169	497
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of weighted-average anti-dilutive common shares	79	93	80	93
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of weighted-average anti-dilutive common shares				8
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of weighted-average anti-dilutive common shares	965	380	992	355
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of weighted-average anti-dilutive common shares	466	476	467	476